Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	THE COMMUNITY DEVELOPMENT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0001649227
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
THE COMMUNITY DEVELOPMENT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CDCDX
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s investment objectives are to provide current income consistent with the preservation of capital and enable institutional investors, including those that are subject to regulatory examination under the Community Reinvestment Act of 1977, as amended (the “CRA”), to claim favorable regulatory consideration of their investment.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class A Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem or hold all of your Class A Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them. Although the Fund is available to any institutional investor, CRA credit will only directly benefit financial institutions that are subject to the CRA.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other investment grade fixed income securities.

Under normal circumstances, the Fund will seek to invest at least 80% of its net assets in debt securities and other debt instruments that the Fund’s investment adviser believes will be CRA-qualifying. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation (“FDIC”) and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions, or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income (“LMI”) areas or to LMI individuals to promote community development. Although as a general matter an institution’s CRA activities will be evaluated based on the extent to which they benefit the institution’s delineated assessment area(s) or a Broader Statewide or Regional Area that includes the institution’s assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder’s assessment area or the Broader Statewide or Regional Area to be CRA-qualified.

While the Fund is seeking to invest available cash in CRA-qualifying investment opportunities, the Fund may invest in money market instruments, debt securities issued or guaranteed by the US Government or its agencies, and, to a more limited extent, repurchase agreements, convertible securities, shares of exchange-traded funds (“ETFs”), or certain derivative instruments, including futures contracts, options and swaps, that provide exposure to one or a basket of securities that are consistent with the Fund’s investment objectives. Under normal conditions the Fund would expect to invest less than 10% of its total assets in repurchase agreements, convertible securities, shares of ETFs, or derivative instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described above, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

CRA-Qualified Investments Risk — The Adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them; however, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund’s goals of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Adviser (or the Fund’s sub-adviser, MetLife Investment Management, LLC (the “Sub-Adviser”)) to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of longer-term investments believed to be CRA-qualified. Also, CRA-qualified investments in geographic areas sought by the Fund may not provide as favorable return as CRA-qualified investments in other geographic areas. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Regional Focus Risk — To the extent that it focuses its investments in a particular geographic region for CRA accreditation purposes, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and states or municipalities within that region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

U.S. Government Securities Risk — Although U.S. Government Securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Derivatives Risk — The Fund’s use of derivatives is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk, liquidity risk and market risk are described above. Leverage risk is described below. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

LIBOR Replacement Risk - The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Convertible Securities Risk — Convertible securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goals. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year for the past five calendar years and by showing how the Fund’s average annual total returns for 1 year and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available by calling toll-free to 1-844-445-4405.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year for the past five calendar years and by showing how the Fund’s average annual total returns for 1 year and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-445-4405.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Worst Quarter:
2.47%	(1.30)%
(3/31/20)	(3/31/18)

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2022 to March 31, 2022 was (2.82)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of appropriate broad-based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

THE COMMUNITY DEVELOPMENT FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception (4/29/2016)	rr_AverageAnnualReturnSinceInception	3.00%
THE COMMUNITY DEVELOPMENT FUND | Bloomberg U.S. Securitized Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
Since Inception (4/29/2016)	rr_AverageAnnualReturnSinceInception	2.19%
THE COMMUNITY DEVELOPMENT FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.80%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	706
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,593
Annual Return 2017	rr_AnnualReturn2017	1.54%
Annual Return 2018	rr_AnnualReturn2018	(0.32%)
Annual Return 2019	rr_AnnualReturn2019	5.35%
Annual Return 2020	rr_AnnualReturn2020	4.39%
Annual Return 2021	rr_AnnualReturn2021	(1.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s performance from January 1, 2022 to March 31, 2022 was (2.82)%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.82%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.47%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	(1.76%)
5 Years	rr_AverageAnnualReturnYear05	1.81%
Since Inception (4/29/2016)	rr_AverageAnnualReturnSinceInception	1.25%
THE COMMUNITY DEVELOPMENT FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
5 Years	rr_AverageAnnualReturnYear05	1.12%
Since Inception (4/29/2016)	rr_AverageAnnualReturnSinceInception	0.54%
THE COMMUNITY DEVELOPMENT FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	1.09%
Since Inception (4/29/2016)	rr_AverageAnnualReturnSinceInception	0.64%

[1]	The Total Annual Fund Operating Expenses in the fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the maximum Distribution (12b-1) Fees were not incurred during the prior fiscal year.
[2]	Community Development Fund Advisors, LLC (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, and other non-routine expenses not incurred in the ordinary course of such Fund’s business (collectively, “excluded expenses”)) from exceeding 1.00% of the Fund’s average daily net assets until April 30, 2023 (the “expense cap”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (other than excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment (less any reimbursement previously paid) if at any point Total Annual Fund Operating Expenses (other than excluded expenses) are below the expense cap at the time of both (i) such fee reduction or reimbursement and (ii) the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Community Development Fund (the “Trust,” and its sole series thereunder, the “Fund”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023.